Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Note 6. Income Taxes
The following represents the domestic and foreign components of loss from operations before income taxes for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
United States	$(64,690)	$(89,525)
Foreign	2,543	1,338

Total loss before income taxes	$(62,147)	$(88,187)

The Company’s components of the benefit from income taxes consists of the following for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Current:
US Federal	$(256)	$—
US States	1	1
Foreign	427	(492)

Total current	172	(491)
Deferred:
US Federal	$—	$—
US States	—	—
Foreign	(1,124)	(107)

Total deferred	(1,124)	(107)

Benefit from income taxes	$(952)	$(598)

Income tax expense differs from the amount of income tax determined by applying the U.S. federal statutory income tax rate of 21% to pretax loss as a result of the following differences for the years ended December 31, 2024 and 2023 ($ in thousands):

	2024		2023
	Amount	Percent	Amount	Percent
Pretax loss	$(62,147)		$(88,187)
Federal tax at statutory rate	(13,049)	21.0%	(18,522)	21.0%
State taxes, net of federal benefit	1	0.0%	1	0.0%
Gain on remeasurement of warrant liability	3,302	-5.3%	—	0.0%
Pay-to-Play equity financing charge (permanent difference)	—	0.0%	7,525	-8.5%
Other permanent differences	802	-1.3%	3,620	-4.1%
Return to accrual adjustment	(896)	1.4%	(433)	0.5%
Foreign tax rate differential	195	-0.3%	111	-0.1%
Tax credits	(1,211)	1.9%	(539)	0.6%
Uncertain tax positions	410	-0.7%	270	-0.3%
Valuation allowance	10,290	-16.6%	7,936	-9.0%
Other, net	(796)	1.3%	(567)	0.6%

	$(952)	1.4%	$(598)	0.7%

The components of the Company’s deferred tax assets and liabilities are as follows as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$55,739	$45,600
Tax credit	5,678	4,989
Other reserves and accrued expenses	1,178	1,105
Lease liability	80	110
Depreciation	440	66
Share-based compensation	1,519	736
Capitalized R&D Sec 174	13,423	9,533
Other	3	(62)

Gross deferred tax assets	78,060	62,077
Valuation allowance	(75,826)	(60,937)

Net deferred tax assets	2,234	1,140
Deferred tax liabilities:
Right of use assets	(77)	(107)

Total deferred tax liabilities	(77)	(107)

Total net deferred tax assets	$2,157	$1,033

In determining the need for a valuation allowance, the Company weighs both positive and negative evidence in the various jurisdictions in which it operates to determine whether it is more likely than not that deferred tax assets are recoverable. In assessing the ultimate realizability of its net deferred tax assets, the Company evaluates all available objective evidence, including the cumulative losses and expected future losses and as such, management does not believe it is more likely than not that the net deferred tax assets will be realized. Accordingly, a full valuation allowance has been established in the U.S. and the Philippines. As of December 31, 2024 and 2023, the valuation allowance was $75.8 million and $60.9 million, respectively. The increase of $14.9 million in the Company’s valuation allowance as of December 31, 2024 compared to the prior year was primarily due to an increase in deferred tax assets arising from capitalized research and experimental expenditures and net operating losses.
At December 31, 2024, the Company had U.S. federal net operating loss (“NOL”) carryforwards of $215.5 million and U.S. state NOL carryforwards of $149.9 million. The U.S. federal NOL carryforwards will begin to expire in the year 2030 and the state NOL carryforwards will also begin to expire in the year 2030. As of December 31, 2024, the Company had federal tax credit carryforwards of $5.7 million available to offset future U.S. federal income taxes payable, which will begin to expire in the year 2035. As of December 31, 2024, the Company had state tax credit carryforwards of $4.3 million available to offset future state income taxes payable and foreign tax credits of $97.2 million available to offset future India income taxes payable.
The Company’s ability to utilize the net operating loss and tax credit carryforwards in the future may be subject to substantial restriction in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar state tax laws. In the event the Company should experience an ownership change, as defined, utilization of its net operating loss carryforwards and tax credits could be limited. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefits will not impact its effective tax rate. Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.
It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense. Management determined that no accrual for interest and penalties was required as of December 31, 2024 and 2023.
The Company’s primary tax jurisdictions are the United States, United Kingdom and India. All tax years since inception remain open to examination by the U.S. federal authorities as a result of the net operating losses and credit carryforwards since inception. The Company is not currently under income tax examinations in any foreign or state jurisdiction.
It is the Company’s policy to indefinitely reinvest undistributed earnings of their foreign subsidiaries and hence, no deferred tax liability for withholding taxes on undistributed earnings is required.
Uncertain Tax Positions
The Company applied FASB ASC
740-10-50,
Accounting for Uncertainty in Income Tax
, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.
The Company had unrecognized tax benefits of approximately $5.0 million and $4.3 million as of December 31, 2024 and 2023, respectively. ASC
740-10
prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The amount of unrecognized tax benefits is not expected to significantly change over the next twelve months. No amounts, outside of valuation allowance, would impact the effective tax rate on continuing operations.
The beginning and ending unrecognized tax benefits amounts is as follows as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Unrecognized tax benefits, beginning of period	$4,283	$3,811
Additions based on tax positions taken related to prior years	12	—
Additions based on tax positions taken related to current period	705	472

Unrecognized tax benefits, end of period	$5,000	$4,283

BURTECH ACQUISITION CORP [Member]
Income Taxes
NOTE 8. INCOME TAX
The Company’s net deferred tax assets (liability) as of December 31, 2024 and 2023 are as follows:

	Year Ended December 31,
	2024	2023
Deferred tax assets (liabilities):
Organizational costs & start-up expenses	$690,713	$475,133
Loss from operations	—	—

Total deferred tax assets (liabilities), net	690,713	475,133
Valuation allowance	(690,713)	(475,133)

Deferred tax assets (liability), net of allowance	$—	$—

The income tax provision for the year ended December 31, 2024 and 2023 consists of the following:

	Year Ended December 31,
	2024	2023
Federal:
Current(1)	$517,179	$1,027,644
Deferred:	(215,580)	(187,264)
State:
Current	—	—
Deferred	—	—
Change in valuation allowance	215,580	187,264

Provision for income taxes	$517,179	$1,027,644

(1)	For the year ended December 31, 2024, current federal income taxes includes penalties and interest charges of $41,497.
As of December 31, 2024 and 2023, the Company had no U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.
In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets (liability) and has therefore established a full valuation allowance. For the year ended December 31, 2024, the change in the valuation allowance was $215,580. For the year ended December 31, 2023, the change in the valuation allowance was $187,264.
The Company’s effective tax rate was (14.4%) and 43.4% for the year ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% due to the valuation allowance on the deferred tax assets and deductibility of penalties on tax obligations.
A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	—%	—%
Fair value of Non-Redemption Agreement liability	(6.4)%	—%
Transaction costs	(20.0)%	14.3%
Fines and penalties	(3.0)%	0.2%
Permanent book/tax differences	—	—%
Change in valuation allowance	(6.0)%	7.9%

Income tax provision	(14.4)%	43.4%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination since inception.